Land use rights, net	12 Months Ended
Dec. 31, 2016
Land use rights, net
Land use rights, net

11.  Land use rights, net

Land use rights, net, consist of the following:

	As of December 31,
	2015	2016
	RMB	RMB
Land use rights	1,999,424	2,567,271
Less: Accumulated amortization	(71,232)	(119,760)

Net book value	1,928,192	2,447,511

Amortization expenses for land use rights were RMB19,342, RMB30,360 and RMB48,528 for the years ended December 31, 2014, 2015 and 2016, respectively.

As of December 31, 2016, amortization expenses related to the land use rights for future periods are estimated to be as follows:

	For the year ended December 31,
	2017	2018	2019	2020	2021	2022 and thereafter
	RMB	RMB	RMB	RMB	RMB	RMB
Amortization expenses	52,329	52,329	52,329	52,329	52,329	2,185,866